TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2017	Jun. 29, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Abstract]
Effective tax rate		26.00%	24.00%	41.00%	24.00%
IRS
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Book tax expense related to US tax cuts	$ (320)